Property and Equipment - Summary of Property and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 15,535,014	$ 2,252,365	¥ 10,650,406
Less: accumulated depreciation	(2,082,376)	(301,916)	(1,222,815)
Impairment	(83,482)	(12,104)
Property and equipment, net	13,369,156	1,938,345	9,427,591
Buildings
Property Plant And Equipment [Line Items]
Property and equipment, gross	3,757,078	544,725	2,721,086
Data Center Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	8,230,103	1,193,253	4,607,321
Furniture and Office Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	37,300	5,408	17,086
Computers and Network Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	37,187	5,392	14,858
Motor Vehicles
Property Plant And Equipment [Line Items]
Property and equipment, gross	13,592	1,971	10,001
Purchased Software
Property Plant And Equipment [Line Items]
Property and equipment, gross	15,816	2,293	12,763
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	262,717	38,090	48,674
Construction in Progress
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 3,181,221	$ 461,233	¥ 3,218,617